UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM ABS-EE/A

Amendment No. 1

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-206361-14

Central Index Key Number of Issuing entity:  0001735646

JPMDB Commercial Mortgage Securities Trust 2018-C8
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206361

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682518

Starwood Mortgage Funding VI LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC)
(Exact name of Sponsor as specified in its charter)

John Miller (212) 272-8363
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note:

This Form ABS-EE/A amends the Form for Submission of Electronic Exhibits for Asset-Backed Securities filed by the Registrant on October 30, 2024 (SEC Accession No. 0001888524-24-015601) (the “Original ABS-EE”).  The Original ABS-EE relates to another transaction and was incorrectly filed under the Central Index Key (CIK) number and Commission File Number for the JPMDB Commercial Mortgage Securities Trust 2018-C8 issuing entity (the “Issuing Entity”).  The Original ABS-EE should be disregarded in its entirety and should not be considered part of the filings with respect to the Issuing Entity.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ John Miller
John Miller, Executive Director

Dated : November 7, 2024